Dividends on Ordinary Shares - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Dividends On Ordinary Shares [Abstract]
Interim dividends paid	£ 250
Interim dividends declared	£ 250	£ 323